Schedule H, Line 4i – Schedule of Assets (Held At End of Year)	12 Months Ended
Dec. 31, 2025
EBP 019
EBP, Schedule of Asset Held for Investment [Line Items]
Schedule H, Line 4i – Schedule of Assets (Held At End of Year)
MOSAIC UNION SAVINGS PLAN
Plan No.  019
Schedule H, Line 4i – Schedule of Assets (Held at End of Year)
December 31, 2025

Identity of issuer	Description	value **
Mosaic Master Trust	Plan's interest in Master Trust	$299,697,517
Notes receivable from participants*	Participant loans due through January 2031 with interest rates ranging from 4.25% to 9.5%.	8,014,129
		$307,711,646

*	Indicates party-in-interest to the Plan

**	Historical cost is not required for participant directed accounts
See accompanying report of independent registered public accounting firm.